UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]: Amendment Number : _____
This amendment (Check only one.):[ ] is a restatement
                                 [ ] adds new holdings entries

Institutional Investment Manager Filing This Report:

Name:               First National Bank of Hutchinson
                    First Wealth Management Department
Address:            PO Box 913
                    Hutchinson, KS 67504-0913
13F File Number:    028-11018

The institutional investment manager filing this report and the person by whom it is singed hereby represent that the person signing the report is authorized to submit it, that all information contained herein it true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Nancy J Andervich
Title:              Vice President & Manager Personal Trust Services
Phone:              620-694-2262
Signature,          Place,              and Date of Signing:
Nancy J Andervich   Hutchinson, KS      November 6, 2009
Report Type (Check only one.):
                              [X]  13F HOLDINGS REPORT
                              [ ]  13F NOTICE
                              [ ]  13F COMBINATION REPORT
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                      FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: $124,514


List of Other Included Managers:

No.  13F FILE NUMBER               NAME
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FORM 13F INFORMATION TABLE
                                                                   VALUE    SHARES/ SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER                            TITLE OF CLASS CUSIP     (X$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                       COM            002824100      293   5,925 SH       DEFINED             5,925
AT&T Inc                                  COM            00206R102      231   8,547 SH       DEFINED             8,547
Bank of America Corp                      COM            060505104      750  44,334 SH       DEFINED            44,334
Barrick Gold Corp                         COM            067901108      202   5,330 SH       DEFINED             5,330
Coca Cola Co                              COM            191216100      245   4,555 SH       DEFINED             4,555
Commerce Bancshares Inc                   COM            200525103      260   6,990 SH       DEFINED             6,990
Consumer Discretionary Select Sector SPDR SBI CONS DISCR 81369Y407    3,192 116,212 SH       DEFINED           115,682         530
Consumer Staples Select Sector SPDR       SBI CONS STPLS 81369Y308   11,364 446,329 SH       DEFINED           444,100        2229
Energy Select Sector SPDR                 SBI INT-ENERGY 81369Y506   11,956 221,729 SH       DEFINED           220,660        1069
Exxon Mobil Corp                          COM            30231G102    1,210  17,642 SH       DEFINED            17,642
FCStone Group Inc                         COM            31308T100       57  11,915 SH       DEFINED            11,915
Financial Select Sector SPDR              SBI INT-FINL   81369Y605   10,508 703,356 SH       DEFINED           699,876        3480
Health Care Select Sector SPDR            SBI HEALTHCARE 81369Y209   10,932 381,307 SH       DEFINED           379,338        1969
Industrial Select Sector SPDR             SBI INT-INDS   81369Y704   10,366 393,551 SH       DEFINED           391,699        1852
International Business Machines Corp      COM            459200101      370   3,092 SH       DEFINED             3,092
iShares Invest Grade Corp Bond            IBOXX INV CPBD 464287242    9,746  91,356 SH       DEFINED            91,356
iShares MSCI EAFE Index Fund              MSCI EAFE IDX  464287465   16,305 298,184 SH       DEFINED           296,835        1349
Johnson & Johnson                         COM            478160104      299   4,908 SH       DEFINED             4,908
JPMorgan Chase & Co                       COM            46625H100      546  12,452 SH       DEFINED            12,452
Kroger (The) Co                           COM            501044101    7,462 361,522 SH       DEFINED           361,522
Materials Select Sector SPDR              SBI MATERIALS  81369Y100    3,216 103,929 SH       DEFINED           103,460         469
McDonalds Corp                            COM            580135101      282   4,935 SH       DEFINED             4,935
Procter & Gamble Co                       COM            742718109      232   4,012 SH       DEFINED             4,012
Technology Select Sector SPDR             SBI INT-TECH   81369Y803   17,451 836,193 SH       DEFINED           832,368        3825
US Bancorp                                COM NEW        902973304      248  11,352 SH       DEFINED            11,352
Utilities Select Sector SPDR              SBI INT-UTILS  81369Y886    2,521  85,945 SH       DEFINED            85,506         439
Vangard REIT ETF                          REIT ETF       922908553      331   7,980 SH       DEFINED             7,980
Vanguard Emerging Markets ETF             EMR MKT ETF    922042858    2,558  66,380 SH       DEFINED            66,092         288
Wal-Mart Stores Inc                       COM            931142103      644  13,117 SH       DEFINED            13,117
Wells Fargo & Co New                      COM            949746101      737  26,159 SH       DEFINED            26,159
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